Financial instruments and risk management - Summary of Derivative Financial Instruments and Interest Rate Swaps (Detail) ₱ in Millions	Dec. 31, 2023 PHP (₱)
Fixed interest rate
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial instrument	₱ (530)
Floating interest rate
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial instrument	₱ 530